Goodwill and Intangible Assets (Gross Carrying Amount, Accumulated Amortization and Net Carrying Amount of Intangible Assets) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Intangible Assets by Major Class [Line Items]
Gross carrying amount		¥ 143,254	¥ 143,562
Gross carrying amount		6,920	7,293
Gross carrying amount		150,173	150,855
Accumulated amortization		114,702	105,871
Net carrying amount		28,552	37,690
Net carrying amount		6,920	7,293
Net carrying amount		35,472	44,984
Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	[1]	135,756	135,866
Accumulated amortization	[1]	109,570	102,231
Net carrying amount	[1]	26,186	33,636
Other
Intangible Assets by Major Class [Line Items]
Gross carrying amount		7,498	7,696
Accumulated amortization		5,131	3,641
Net carrying amount		¥ 2,366	¥ 4,055

[1]	Customer relationships were mainly acquired in connection with the merger of MHSC and Shinko on May 7, 2009 and the integration among asset management companies on October 1, 2016. See Note 1 “Basis of presentation and summary of significant accounting policies” for further information.